STATUTORY RESERVES AND RESTRICTED NET ASSETS (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Percentage of annual appropriation after tax income to reserve fund	10.00%
Percentage of annual appropriation after tax income to development fund	25.00%
Percentage of appropriations to statutory surplus reserve	50.00%
Appropriations to statutory surplus reserve	¥ 622	¥ 0	¥ 0
Appropriations to development fund	0	0	¥ 0
Paid in capital	645,662	682,000
Additional paid in capital	113,492	124,151
Statutory reserves	3,118	2,396
Retained earnings	1,172,995	853,039
Total net assets	¥ 1,935,267	¥ 1,661,586